Employee Compensation (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Summary of Ranges of Values used for each Option Pricing Assumption
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the three months ended	January 31, 2024	January 31, 2023
Expected dividend yield	4.5%	4.5% - 4.6%
Expected share price volatility	17.4% - 17.6%	20.9%
Risk-free rate of return	3.3% - 3.4%	3.2%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	118.50	122.31

Summary of Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	January 31, 2024	January 31, 2023	January 31, 2024	January 31, 2023
Current service cost	38	41	1	1
Net interest (income) expense on net defined benefit (asset) liability	(15)	(17)	11	11
Impact of plan amendments	-	(1)	(84)	-
Administrative expenses	3	2	-	-
Benefits expense	26	25	(72)	12
Government pension plans expense (1)	104	76	-	-
Defined contribution expense	105	81	-	-
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	235	182	(72)	12

(1)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contributions Act.